Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Tsakos Shipping and Trading S.A. (commissions)	1,549	1,621	3,092	3,350
Tsakos Energy Management Limited (management fees)	5,055	4,826	10,119	9,462
Tsakos Columbia Shipmanagement S.A. (special charges)	571	538	1,010	999
Argosy Insurance Company Limited (insurance premiums)	2,350	2,591	4,934	4,969
AirMania Travel S.A. (travel services)	1,235	1,487	2,815	2,710

Total expenses with related parties	10,760	11,063	21,970	21,490

Related Party Transactions Balances

	June 30, 2018	December 31, 2017
Due from related parties
Tsakos Columbia Shipmanagement S.A.	16,534	14,210

Total due from related parties	16,534	14,210

Due to related parties
Tsakos Energy Management Limited	594	728
Tsakos Shipping and Trading S.A.	357	313
Argosy Insurance Company Limited	8,655	5,947
AirMania Travel S.A.	441	454

Total due to related parties	10,047	7,442

Related Party - Future Management Fees

Period/Year	Amount
July to December 2018	10,295
2019	20,589
2020	20,760
2021	20,760
2022	20,760
2023 to 2028	111,506

204,670